Other reserves (Tables)	3 Months Ended
Mar. 31, 2023
Other reserves.
Schedule of other reserves

	Fair value
	through
	other		Share‑	Loss on	Foreign
	comprehensive		based	transaction	exchange
	income	Restructuring	payment	between	translation
	reserve	reserve	reserve	owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income	—	—	—	—	59,370	59,370
Options converted to shares	—	—	(88,469)	—	—	(88,469)
Recognition of share‑based payment expense	—	—	13,423	—	—	13,423
Other reclassifications related to share-based payment	—	—	(2,835)	—	—	(2,835)
At December 31, 2022	(3)	4,019	98,817	(840,359)	(123,896)	(861,422)

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,896)	(861,422)
Other comprehensive income	—	—	—	—	38,990	38,990
Options converted to shares	—	—	(73,372)	—	—	(73,372)
Recognition of share‑based payment expense	—	—	3,129	—	—	3,129
At March 31, 2023	(3)	4,019	28,574	(840,359)	(84,906)	(892,675)